Employee Benefit Plans - Summary of Change in Assets Measured at Level 3 (Details) - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
The effect of fair-value measurements using significant unobservable inputs on changes in Level 3 plan assets for the period are outlined below
Beginning balance	$ 177	$ 204
Actual Return on Plan Assets:
Assets held at the reporting date	6	(19)
Assets sold during the period	(2)	(4)
Purchases, Sales and Settlements	0	(4)
Transfers in and/or out of Level 3	(43)	0
Ending balance	138	177
International
The effect of fair-value measurements using significant unobservable inputs on changes in Level 3 plan assets for the period are outlined below
Beginning balance	0	0
Actual Return on Plan Assets:
Assets held at the reporting date	1	0
Assets sold during the period	0	0
Purchases, Sales and Settlements	0	0
Transfers in and/or out of Level 3	0	0
Ending balance	1	0
Corporate
The effect of fair-value measurements using significant unobservable inputs on changes in Level 3 plan assets for the period are outlined below
Beginning balance	0	1
Actual Return on Plan Assets:
Assets held at the reporting date	0	(1)
Assets sold during the period	0	0
Purchases, Sales and Settlements	0	0
Transfers in and/or out of Level 3	0	0
Ending balance	0	0
Real Estate
The effect of fair-value measurements using significant unobservable inputs on changes in Level 3 plan assets for the period are outlined below
Beginning balance	38	42
Actual Return on Plan Assets:
Assets held at the reporting date	5	0
Assets sold during the period	0	(4)
Purchases, Sales and Settlements	0	0
Transfers in and/or out of Level 3	(43)	0
Ending balance	0	38
Other
The effect of fair-value measurements using significant unobservable inputs on changes in Level 3 plan assets for the period are outlined below
Beginning balance	139	161
Actual Return on Plan Assets:
Assets held at the reporting date	0	(18)
Assets sold during the period	(2)	0
Purchases, Sales and Settlements	0	(4)
Transfers in and/or out of Level 3	0	0
Ending balance	$ 137	$ 139